Employee costs and share plans for employees - AstraZeneca UK All Employee Share Plan and Bonus Plan (Details)	12 Months Ended
Dec. 31, 2025 GBP (£) shares
AstraZeneca Share Incentive Plan (SIP) | Maximum | UNITED KINGDOM
Share plans
Monthly investment per individual participant to purchase partnership shares at current market value	£ 150
Number of shares awarded for every four shares purchased | shares	1
AstraZeneca Sharesave Plan | Minimum
Share plans
Length of savings contracts that employees can choose between	3 years
Monthly contribution by scheme participants	£ 5
AstraZeneca Sharesave Plan | Maximum
Share plans
Length of savings contracts that employees can choose between	5 years
Monthly contribution by scheme participants	£ 500
Swedish all-employee performance bonus plan
Share plans
Percentage of bonuses invested in entity's own equities	50.00%
Percentage of bonuses paid in cash	50.00%
Percentage of bonuses paid in cash for certain members of senior management	100.00%